COMMITMENTS AND CONTINGENCIES - OPERATING LEASE PAYMENTS (Details) $ in Millions	Jun. 30, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Rolling Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 275
Operating Leases, Future Minimum Payments, Due in Two Years	240
Operating Leases, Future Minimum Payments, Due in Three Years	202
Operating Leases, Future Minimum Payments, Due in Four Years	172
Operating Leases, Future Minimum Payments, Due in Five Years	153
Operating Leases, Future Minimum Payments, Due Thereafter	$ 296